Non-financial Assets and Liabilities - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Lease liabilities [abstract]
Current	$ 4,060	$ 3,186
Non-current	3,672	7,085
Lease liabilities included in the balance sheet	$ 7,732	$ 10,271